Fees Summary	Sep. 26, 2024 shares
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering amount of the offering is $50,000,000.
Narrative - Max Aggregate Offering Amount	50,000,000
Final Prospectus	true